SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
Share-based payment transaction
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	4,993	4,313
Granted | EquityInstruments	1,209	1,887
Redeemed | EquityInstruments	(889)	(495)
Forfeited | EquityInstruments	(427)	(712)
Outstanding at end of period | EquityInstruments	4,886	4,993
Balance at January 1 | $	$ 4.51	$ 4.88
Granted | $	5.32	4.47
Redeemed | $	5.39	6.55
Forfeited | $	4.81	5.20
Outstanding at end of period | $	$ 4.52	$ 4.51